Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.45%	Value ($)
	Consumer Discretionary—35.61%
2,726,634	Madison Square Garden Entertainment Corp.(a)	122,616,731
2,988,240	Interpublic Group of Cos., Inc.	99,538,274
1,808,803	Boyd Gaming Corp.	98,634,028
5,616,962	Paramount Global	94,814,319
5,001,060	Mattel, Inc.(a)	89,218,910
1,796,986	Royal Caribbean Cruises, Ltd.(a)	88,825,018
2,483,699	Adtalem Global Education, Inc.(a)(b)	88,171,314
3,027,551	Gentex Corp.	82,561,316
375,784	Madison Square Garden Sports Corp.	68,892,481
2,883,465	Manchester United plc	67,271,238
		900,543,629
	Consumer Staples—1.73%
276,760	J.M. Smucker Co.	43,855,390
	Energy—2.86%
3,565,025	Core Laboratories NV(b)	72,263,057
	Financials—20.79%
678,824	Affiliated Managers Group, Inc.	107,546,086
2,724,955	Lazard, Ltd., Class A	94,474,190
976,499	Northern Trust Corp.	86,410,397
618,801	BOK Financial Corp.	64,225,356
1,178,222	First American Financial Corp.	61,668,139
1,705,585	Carlyle Group, Inc.	50,894,656
1,903,797	Janus Henderson Group plc	44,777,305
2,070,647	GCM Grosvenor, Inc.	15,757,624
		525,753,753
	Health Care—5.58%
1,625,656	Envista Holdings Corp.(a)	54,735,838
226,536	Laboratory Corp. of America Holdings	53,344,697
152,341	Charles River Laboratories International, Inc.(a)	33,195,104
		141,275,639
	Industrials—25.36%
987,405	Mohawk Industries, Inc.(a)	100,932,539
329,435	Zebra Technologies Corp.(a)	84,470,428
4,702,217	Resideo Technologies, Inc.(a)	77,351,470
7,998,165	ADT, Inc.	72,543,357
2,916,490	Kennametal, Inc.	70,170,749
2,737,432	Axalta Coating Systems, Ltd.(a)	69,722,393
1,158,771	Masco Corp.	54,079,843
459,039	Generac Holdings, Inc.(a)	46,206,866
200,847	Snap-on, Inc.	45,891,531
225,232	Simpson Manufacturing Co., Inc.	19,969,069
		641,338,245
	Real Estate—4.63%
564,816	Jones Lang LaSalle, Inc. (a)	90,014,726
351,487	CBRE Group, Inc., Class A(a)	27,050,440
		117,065,166
	Utilities—2.89%
1,463,114	Stericycle, Inc.(a)	72,994,757
	Total Common Stocks (Cost $2,167,944,737)	2,515,089,636

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—0.66%	Value ($)
16,735,498	Northern Institutional Treasury Portfolio, 3.75%(c)	16,735,498
	Total Short-Term Investments (Cost $16,735,498)	16,735,498

	Total Investments—100.11% (Cost $2,184,680,235)	2,531,825,134
	Other Assets less Liabilities—(0.11)%	(2,893,895)
	Net Assets—100.00%	2,528,931,239
Ariel Appreciation Fund

Number of Shares	Common Stocks—97.19%	Value ($)
	Consumer Discretionary—26.00%
1,092,085	Interpublic Group of Cos., Inc.	36,377,351
897,719	BorgWarner, Inc.	36,133,190
2,015,223	Mattel, Inc.(a)	35,951,578
1,480,847	Manchester United plc	34,548,161
687,825	Madison Square Garden Entertainment Corp.(a)	30,931,490
496,824	CarMax, Inc.(a)	30,251,613
163,613	Madison Square Garden Sports Corp.	29,995,171
1,754,481	Knowles Corp.(a)	28,808,578
693,848	Gentex Corp.	18,921,235
61,878	Vail Resorts, Inc.	14,748,621
		296,666,988
	Consumer Staples—4.53%
520,572	Walgreens Boots Alliance, Inc.	19,448,570
110,781	J.M. Smucker Co.	17,554,357
285,895	Molson Coors Brewing Co.	14,729,311
		51,732,238
	Energy—3.68%
1,444,707	Core Laboratories NV	29,284,211
607,944	NOV, Inc.	12,699,950
		41,984,161
	Financials—26.64%
148,736	Goldman Sachs Group, Inc.	51,072,968
529,006	The Charles Schwab Corp.	44,045,040
496,521	Northern Trust Corp.	43,937,143
410,091	BOK Financial Corp.	42,563,345
526,397	Aflac, Inc.	37,869,000
863,168	Lazard, Ltd., Class A	29,926,035
565,258	KKR & Co., Inc.	26,239,276
430,811	First American Financial Corp.	22,548,648
43,894	Progressive Corp.	5,693,491
		303,894,946
	Health Care—11.10%
175,079	Laboratory Corp. of America Holdings	41,227,603
120,887	Charles River Laboratories International, Inc.(a)	26,341,277
199,654	Zimmer Biomet Holdings, Inc.	25,455,885
523,957	Envista Holdings Corp.(a)	17,641,632
208,268	Cardinal Health, Inc.	16,009,561
		126,675,958
	Industrials—20.57%
1,386,131	Axalta Coating Systems, Ltd.(a)	35,304,757
1,397,019	Kennametal, Inc.	33,612,277
822,909	nVent Electric plc	31,657,309
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—97.19%	Value ($)
	Industrials—20.57%
386,059	Stanley Black & Decker, Inc.	29,000,752
125,954	Keysight Technologies, Inc.(a)	21,546,951
96,386	Littelfuse, Inc.	21,224,197
1,171,376	Resideo Technologies, Inc.(a)	19,269,135
73,322	Snap-on, Inc.	16,753,344
153,873	Generac Holdings, Inc.(a)	15,488,856
1,189,515	ADT, Inc.	10,788,901
		234,646,479
	Real Estate—2.32%
343,757	CBRE Group, Inc., Class A(a)	26,455,539
	Utilities—2.35%
538,568	Stericycle, Inc.(a)	26,869,158
	Total Common Stocks (Cost $833,912,397)	1,108,925,467

Number of Shares	Short-Term Investments—2.57%	Value ($)
29,324,943	Northern Institutional Treasury Portfolio, 3.75%(c)	29,324,943
	Total Short-Term Investments (Cost $29,324,943)	29,324,943

	Total Investments—99.76% (Cost $863,237,340)	1,138,250,410
	Other Assets less Liabilities—0.24%	2,695,943
	Net Assets—100.00%	1,140,946,353
Ariel Focus Fund

Number of Shares	Common Stocks—99.33%	Value ($)
	Basic Materials—8.48%
69,021	Mosaic Co.	3,027,951
130,161	Barrick Gold Corp.	2,236,166
		5,264,117
	Consumer Discretionary—13.94%
92,689	BorgWarner, Inc.	3,730,732
10,024	Madison Square Garden Sports Corp.	1,837,700
37,109	Madison Square Garden Entertainment Corp.(a)	1,668,792
26,016	Boyd Gaming Corp.	1,418,653
		8,655,877
	Energy—7.14%
94,993	APA Corp.	4,434,273
	Financials—30.29%
41,536	BOK Financial Corp.	4,311,021
11,454	Goldman Sachs Group, Inc.	3,933,075
28,875	Northern Trust Corp.	2,555,149
63,960	Lazard, Ltd., Class A	2,217,493
40,643	Bank of New York Mellon Corp.	1,850,069
49,085	Bank of America Corp.	1,625,695
26,654	First American Financial Corp.	1,395,070
19,732	KKR & Co., Inc.	915,959
		18,803,531
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—99.33%	Value ($)
	Health Care—11.36%
13,891	Johnson & Johnson	2,453,845
10,111	Laboratory Corp. of America Holdings	2,380,938
130,802	ZimVie, Inc.(a)	1,221,691
7,831	Zimmer Biomet Holdings, Inc.	998,453
		7,054,927
	Industrials—23.47%
7,019	Lockheed Martin Corp.	3,414,673
14,576	Snap-on, Inc.	3,330,470
21,235	Mohawk Industries, Inc.(a)	2,170,642
123,370	Resideo Technologies, Inc.(a)	2,029,437
140,431	Western Union Co.	1,933,735
3,312	Zebra Technologies Corp.(a)	849,230
8,359	Generac Holdings, Inc.(a)	841,417
		14,569,604
	Technology—4.65%
35,307	Oracle Corp.	2,885,994
	Total Common Stocks (Cost $52,856,501)	61,668,323

Number of Shares	Short-Term Investments—0.61%	Value ($)
378,543	Northern Institutional Treasury Portfolio, 3.75%(c)	378,543
	Total Short-Term Investments (Cost $378,543)	378,543

	Total Investments—99.94% (Cost $53,235,044)	62,046,866
	Other Assets less Liabilities—0.06%	39,931
	Net Assets—100.00%	62,086,797
Ariel International Fund

Number of Shares	Common Stocks—92.44%	Value ($)
	Belgium—0.73%
76,742	KBC Group NV	4,935,481
	Brazil—1.61%
927,020	Telefonica Brasil SA ADR	6,628,193
215,005	TIM SA ADR	2,504,808
278,892	BB Seguridade Participacoes SA ADR	1,757,020
		10,890,021
	Canada—0.59%
293,450	Element Fleet Management Corp.	3,998,635
	China—4.25%
229,712	Baidu, Inc. ADR(a)	26,274,459
992,353	TravelSky Technology, Ltd.	2,097,742
12,924	Trip.com Group, Ltd. ADR(a)	444,586
		28,816,787
	Denmark—0.73%
1,325,580	H Lundbeck A/S, Class B	4,970,830
	Finland—2.54%
3,097,680	Nokia Corp.	14,347,950
617,732	Nokia Corp. ADR	2,866,276
		17,214,226
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—92.44%	Value ($)
	France—10.36%
1,358,209	Michelin (CGDE)	37,779,459
165,823	Sanofi	15,947,071
220,906	BNP Paribas SA	12,591,966
17,973	Thales SA	2,295,236
13,999	Societe BIC SA	958,305
5,668	Safran SA	709,390
		70,281,427
	Germany—13.03%
337,667	Deutsche Boerse AG	58,338,944
8,023,090	Telefonica Deutschland Holding	19,778,895
27,909	Muenchener Rueckver AG	9,082,058
35,608	Fresenius Medical Care AG & Co. KGaA	1,165,224
		88,365,121
	Hong Kong—1.87%
1,737,500	CLP Holdings, Ltd.	12,677,120
	Italy—4.93%
5,498,419	Snam SpA	26,644,940
1,225,252	Italgas SpA	6,807,054
		33,451,994
	Japan—10.84%
1,548,600	Subaru Corp.	23,924,006
600,400	Bridgestone Corp.	21,460,503
213,300	Secom Co., Ltd.	12,259,387
190,000	Nintendo Co., Ltd.	8,008,839
101,000	Sankyo Co., Ltd.	4,140,354
47,400	Mabuchi Motor Co., Ltd.	1,348,971
40,400	Ono Pharmaceutical Co., Ltd.	949,049
36,400	Japan Tobacco, Inc.	738,040
6,200	Daito Trust Construction Co., Ltd.	639,653
		73,468,802
	Luxembourg—0.43%
69,843	RTL Group	2,948,670
	Netherlands—4.55%
1,073,237	Koninklijke Ahold Delhaize NV	30,835,043
	Peru—0.75%
37,518	Credicorp, Ltd.	5,089,692
	Portugal—0.10%
32,940	Jeronimo Martins SGPS SA	711,559
	Singapore—0.13%
131,300	Singapore Exchange, Ltd.	877,359
	Spain—5.86%
1,873,043	Endesa SA	35,358,157
446,753	Tecnicas Reunidas SA(a)	4,361,428
		39,719,585
	Switzerland—8.29%
150,002	Roche Holding AG	47,126,568
81,458	Novartis AG	7,363,948
11,939	Nestle SA	1,383,382
9,563	Adecco Group AG	315,026
		56,188,924
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—92.44%	Value ($)
	United Kingdom—12.81%
2,076,482	GSK plc	36,088,980
10,362,619	Direct Line Insurance Group plc	27,724,219
2,055,579	Haleon plc(a)	8,134,950
294,445	Admiral Group plc	7,607,064
2,429,637	Vodafone Group plc	2,474,390
154,871	Close Brothers Group plc	1,960,312
24,637	Reckitt Benckiser Group plc	1,713,823
48,802	St. James's Place plc	646,041
7,222	AstraZeneca plc ADR	489,652
		86,839,431
	United States—8.04%
457,465	Philip Morris International, Inc.	46,300,033
65,108	Check Point Software Technologies, Ltd.(a)	8,214,025
		54,514,058
	Total Common Stocks (Cost $598,269,551)	626,794,765

Number of Shares	Preferred Stocks—0.05%	Value ($)
	Brazil—0.05%
71,800	Itau Unibanco Holding SA ADR	338,178
	Total Preferred Stocks (Cost $323,782)	338,178

Number of Shares	Short-Term Investments—2.97%	Value ($)
20,170,947	Northern Institutional Treasury Portfolio, 3.75%(c)	20,170,947
	Total Short-Term Investments (Cost $20,170,947)	20,170,947

	Total Investments—95.46% (Cost $618,764,280)	647,303,890
	Foreign Currency, Other Assets less Liabilities—4.54%	30,762,541
	Net Assets—100.00%	678,066,431
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
02/14/2023	UBS	NOK	10,775,111	EUR	1,021,694	$4,852
02/14/2023	UBS	AUD	55,028,693	USD	36,717,070	819,627
02/14/2023	UBS	GBP	16,601,301	USD	19,602,086	491,973
02/14/2023	UBS	NOK	30,615,035	USD	3,019,205	111,827
02/14/2023	UBS	SEK	122,636,253	USD	11,586,224	197,429
02/14/2023	UBS	SGD	2,774,566	USD	2,015,000	58,066
Subtotal UBS						1,683,774
02/14/2023	Northern Trust	SEK	54,403,301	USD	5,140,437	86,970
02/14/2023	Northern Trust	SGD	7,705,161	USD	5,599,518	157,528
Subtotal Northern Trust						244,498
02/14/2023	JPMorgan Chase	USD	3,121,725	CAD	4,164,989	44,763
02/14/2023	JPMorgan Chase	JPY	1,305,321,557	CNH	66,915,731	303,147
02/14/2023	JPMorgan Chase	JPY	4,390,030,352	USD	31,576,973	2,078,593
Subtotal JPMorgan Chase						2,426,503
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$4,354,775
Open Forward Currency Contracts with Unrealized Depreciation
02/14/2023	UBS	USD	11,937,528	CNH	85,089,540	(401,906)
02/14/2023	UBS	AUD	12,920,909	EUR	8,291,143	(89,578)
02/14/2023	UBS	SEK	24,401,328	EUR	2,217,036	(36,098)
Subtotal UBS						(527,582)
02/14/2023	JPMorgan Chase	SGD	1,554,233	EUR	1,085,288	(4,147)
02/14/2023	JPMorgan Chase	USD	30,368,659	EUR	29,211,799	(999,966)
Subtotal JPMorgan Chase						(1,004,113)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(1,531,695)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$2,823,080
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—91.23%	Value ($)
	Belgium—0.28%
8,382	KBC Group NV	539,069
	Brazil—3.81%
612,156	BB Seguridade Participacoes SA	3,897,424
255,886	Telefonica Brasil SA	1,848,394
644,808	TIM SA	1,509,872
		7,255,690
	Canada—0.09%
12,466	Element Fleet Management Corp.	169,865
	Chile—0.18%
22,107	Banco Santander-Chile ADR	350,175
	China—5.84%
84,630	Baidu, Inc. ADR(a)	9,679,979
512,831	TravelSky Technology, Ltd.	1,084,077
10,304	Trip.com Group, Ltd. ADR(a)	354,458
		11,118,514
	Denmark—0.19%
99,024	H Lundbeck A/S, Class B	371,333
	Finland—1.55%
636,784	Nokia Corp.	2,949,480
	France—6.29%
255,731	Michelin (CGDE)	7,113,323
29,326	Sanofi	2,820,259
35,789	BNP Paribas SA	2,040,026
		11,973,608
	Germany—4.09%
33,529	Deutsche Boerse AG	5,792,827
3,085	Muenchener Rueckver AG	1,003,911
398,013	Telefonica Deutschland Holding	981,200
		7,777,938
	Hong Kong—0.81%
211,500	CLP Holdings, Ltd.	1,543,143
	Italy—1.15%
356,882	Snam SpA	1,729,424
83,213	Italgas SpA	462,301
		2,191,725
	Japan—3.99%
197,200	Subaru Corp.	3,046,503
74,800	Bridgestone Corp.	2,673,627
27,900	Secom Co., Ltd.	1,603,548
4,000	Nintendo Co., Ltd.	168,607
3,900	Mabuchi Motor Co., Ltd.	110,991
		7,603,276
	Luxembourg—0.12%
5,550	RTL Group	234,313
	Mexico—0.14%
73,657	Wal-Mart de Mexico SAB de CV	259,263
	Netherlands—0.70%
46,228	Koninklijke Ahold Delhaize NV	1,328,171
	Peru—2.43%
34,064	Credicorp, Ltd.	4,621,122
	South Africa—0.07%
45,877	Sanlam, Ltd.	131,546
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—91.23%	Value ($)
	South Korea—2.99%
78,895	KT&G Corp.	5,702,336
	Spain—3.66%
369,605	Endesa SA	6,977,177
	Switzerland—6.45%
34,463	Roche Holding AG	10,827,342
8,782	Novartis AG	793,908
5,643	Nestle SA	653,859
		12,275,109
	Taiwan—0.49%
168,000	Catcher Technology Co., Ltd.	923,753
	United Kingdom—9.13%
513,826	GSK plc	8,930,227
1,450,393	Direct Line Insurance Group plc	3,880,391
522,192	Haleon plc(a)	2,066,574
52,577	Admiral Group plc	1,358,341
6,835	Reckitt Benckiser Group plc	475,463
370,522	Vodafone Group plc	377,347
12,142	Close Brothers Group plc	153,690
12,988	Vodafone Group plc ADR	131,439
1,363	St. James's Place plc	18,043
		17,391,515
	United States—36.78%
62,079	Microsoft Corp.	14,887,786
111,780	Philip Morris International, Inc.	11,313,254
368,084	Equity Commonwealth	9,191,057
205,070	Verizon Communications, Inc.	8,079,758
75,225	Gilead Sciences, Inc.	6,458,066
36,074	Johnson & Johnson	6,372,472
42,932	Amdocs, Ltd.	3,902,519
53,413	Bristol-Myers Squibb Co.	3,843,065
44,319	NetApp, Inc.	2,661,799
11,650	Check Point Software Technologies, Ltd.(a)	1,469,764
25,740	Tapestry, Inc.	980,179
13,427	U.S. Bancorp	585,552
894	Berkshire Hathaway, Inc., Class B(a)	276,157
		70,021,428
	Total Common Stocks (Cost $153,092,884)	173,709,549

Number of Shares	Preferred Stocks—0.05%	Value ($)
	Brazil—0.05%
19,920	Itau Unibanco Holding SA ADR	93,823
	Total Preferred Stocks (Cost $89,829)	93,823

Number of Shares	Short-Term Investments—4.99%	Value ($)
9,498,973	Northern Institutional Treasury Portfolio, 3.75% (c)	9,498,973
	Total Short-Term Investments (Cost $9,498,973)	9,498,973

	Total Investments—96.27% (Cost $162,681,686)	183,302,345
	Foreign Currency, Other Assets less Liabilities—3.73%	7,096,175
	Net Assets—100.00%	190,398,520
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Investments
As of December 31, 2022 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
02/14/2023	UBS	NOK	1,957,217	EUR	185,583	$881
Subtotal UBS						881
02/14/2023	Northern Trust	SGD	750,439	USD	545,361	15,342
Subtotal Northern Trust						15,342
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$16,223
Open Forward Currency Contracts with Unrealized Depreciation
02/14/2023	UBS	AUD	929,157	CHF	586,082	(3,261)
02/14/2023	UBS	USD	524,424	CHF	495,720	(14,420)
02/14/2023	UBS	USD	2,665,019	CNH	18,995,996	(89,724)
02/14/2023	UBS	CAD	1,056,024	EUR	761,334	(37,390)
02/14/2023	UBS	USD	705,377	EUR	678,404	(23,116)
02/14/2023	UBS	USD	609,298	GBP	516,024	(15,292)
02/14/2023	UBS	CAD	507,686	USD	380,597	(5,535)
Subtotal UBS						(188,738)
02/14/2023	Northern Trust	USD	1,273,410	CHF	1,203,156	(34,412)
02/14/2023	Northern Trust	SEK	2,316,018	GBP	185,007	(1,393)
02/14/2023	Northern Trust	USD	380,192	GBP	321,420	(8,852)
Subtotal Northern Trust						(44,657)
02/14/2023	JPMorgan Chase	AUD	1,237,676	CHF	780,754	(4,419)
02/14/2023	JPMorgan Chase	CAD	4,286,959	CHF	3,037,408	(134,570)
02/14/2023	JPMorgan Chase	USD	4,331,100	CHF	4,094,113	(119,171)
02/14/2023	JPMorgan Chase	AUD	1,626,308	EUR	1,043,745	(11,456)
02/14/2023	JPMorgan Chase	SEK	7,614,689	EUR	691,347	(10,725)
02/14/2023	JPMorgan Chase	USD	12,960,246	EUR	12,466,540	(426,749)
02/14/2023	JPMorgan Chase	USD	5,950,222	GBP	5,040,940	(151,284)
02/14/2023	JPMorgan Chase	USD	2,802,568	JPY	389,550,694	(183,870)
Subtotal JPMorgan Chase						(1,042,244)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(1,275,639)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(1,259,416)

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of December 31, 2022.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2022 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2022.
Securities valuation—On September 8, 2022, Rule 2a-5 under the 1940 Act became effective. Rule 2a-5 provides a standard framework for fund valuation practices and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Rule also defines when market quotations are “readily available” and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The Board of Trustees (the "Board") has designated Ariel as the Trust’s valuation designee and approved amended valuation policies and procedures for the Trust, which were adopted by Ariel to comply with the requirements of the Rule. As the valuation designee, the Adviser performs certain fair value functions, including performing fair value determinations and providing  quarterly valuation reporting and notifications of any material valuation matters to the Board. Prior to the effective date of this Rule, in situations when the value of a portfolio investment may have been materially affected by a significant event or when market quotations were not readily available, the fair value of such security was determined in good faith in accordance with procedures established by the Board of Trustees.
Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event that the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with the valuation procedures.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with the Funds’ valuation procedures.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2022 (Unaudited)
The following tables summarize the inputs used as of December 31, 2022 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,531,825,134	$1,138,250,410	$62,046,866
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,531,825,134	$1,138,250,410	$62,046,866
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$68,618,254	$—	$—	$68,618,254
Consumer Discretionary	87,748,908	—	—	87,748,908
Consumer Staples	89,816,830	—	—	89,816,830
Energy	4,361,428	—	—	4,361,428
Financials	134,608,791	—	—	134,608,791
Health Care	114,101,322	—	—	114,101,322
Industrials	17,886,315	—	—	17,886,315
Information Technology	27,525,993	—	—	27,525,993
Real Estate	639,653	—	—	639,653
Utilities	81,487,271	—	—	81,487,271
Total Common Stocks	$626,794,765	$—	$—	$626,794,765
Preferred Stocks
Financials	338,178	—	—	338,178
Short-Term Investments	20,170,947	—	—	20,170,947
Total Investments	$647,303,890	$—	$—	$647,303,890
Other Financial Instruments
Forward Currency Contracts^	$—	$2,823,080	$—	$2,823,080

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$19,652,643	$3,358,266	$—	$23,010,909
Consumer Discretionary	14,168,090	—	—	14,168,090
Consumer Staples	16,096,584	5,702,336	—	21,798,920
Financials	20,920,715	3,897,424	—	24,818,139
Health Care	40,416,672	—	—	40,416,672
Industrials	1,714,539	—	—	1,714,539
Information Technology	27,879,178	—	—	27,879,178
Real Estate	9,191,057	—	—	9,191,057
Utilities	10,712,045	—	—	10,712,045
Total Common Stocks	$160,751,523	$12,958,026	$—	$173,709,549
Preferred Stocks
Financials	93,823	—	—	93,823
Short-Term Investments	9,498,973	—	—	9,498,973
Total Investments	$170,344,319	$12,958,026	$—	$183,302,345
Other Financial Instruments
Forward Currency Contracts^	$—	$(1,259,416)	$—	$(1,259,416)

SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2022 (Unaudited)
*	As of December 31, 2022, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2022 in securities that are deemed to be an affiliated company of the Funds as of December 31, 2022:
	Share activity				Three months ended December 31, 2022
Security name	Balance September 30, 2022	Purchases	Sales	Balance December 31, 2022	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Adtalem Global Education, Inc. (Consumer discretionary)	2,729,575	—	245,876	2,483,699	$88,171,314	$—	$1,020,428	$(2,779,890)	3.5%
Core Laboratories NV (Energy)	3,565,025	—	—	3,565,025	72,263,057	35,650	—	24,206,520	2.9
					$160,434,371	$35,650	$1,020,428	$21,426,630	6.4%
SLOW AND STEADY WINS THE RACE